Note 6 - Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2020	2019
	(In thousands)
Revolving credit facility, 2.59% and 4.00%, due through 2022	$106,924	$155,278
Farm Credit term loan, 4.54% and 4.77%, due 2022	99,941	99,906
Bluegrass tax exempt bonds, 3.01% and 3.19%, due 2033	10,000	10,000
Secured promissory note, 6.35%, due through 2020	-	262
Economic development note, 2.00%, due through 2021	500	583
Other	216	216
Total	217,581	266,245
Less current portion	500	345
Long-term debt	$217,081	$265,900

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending March 31:
2021	$500
2022	206,865
2023	-
2024	-
2025	-
Thereafter	10,216
Total	$217,581